Cost of revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Analysis of income and expense [abstract]
Employee salaries and benefits	$ 3,873	$ 3,615	$ 12,149	$ 9,567
Web hosting fees	1,329	939	3,589	2,482
Third party service fees	1,763	977	4,361	2,172
Other	175	152	572	478
Cost of revenue	$ 7,140	$ 5,683	$ 20,671	$ 14,699